Adoption of accounting policies	12 Months Ended
Dec. 31, 2023
Adoption of accounting policies
Adoption of accounting policies

5. Adoption of accounting policies

a.	New accounting standards effective in 2023 which are applicable to the Company.
i.	Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8

The amendments aim to improve accounting policy disclosures and to help users of financial statements to distinguish between changes in accounting estimates and changes in accounting policies. In applying the amendments, we noted that, among other things, the disclosure around leases and other assets does not provide any material information to users of the consolidated financial statements and, as such, these disclosures have been reduced.

ii.	Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction

This amendment requires companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. There was no material impact on the consolidated financial statements from the amendment.

b.	New accounting standards issued but not yet effective which are applicable to the Company.
i.	Amendment to IAS 1 – Non-current liabilities with covenants

These amendments clarify how conditions with which an entity must comply within 12 months after the reporting period affect the classification of a liability. The amendments also aim to improve the information an entity provides related to liabilities subject to these conditions. These amendments are effective for annual periods beginning on or after January 1, 2024 and are not expected to have a material impact on the Company’s future reporting periods.